FINANCE INCOME AND FINANCE COSTS - Summary of Finance Costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Finance Income And Finance Costs [Abstract]
Interest on lease liabilities	$ 499	$ 416
Collaboration interest-bearing advanced funding	4,562	5,059
Total	$ 5,061	$ 5,475